Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 3,634	$ 3,595
Preferred stock, par value (in usd per share)	$ 0	$ 0
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,578,223	5,672,968
Common stock, shares outstanding	5,578,223	5,672,968
Accumulated other comprehensive income (loss), tax	$ (162)	$ (269)